Rmb-Denominated Us$-Settled Senior Notes (Tables)	12 Months Ended
Dec. 31, 2014
Senior Notes

The Senior Notes consisted of the following as of December 31, 2013 and 2014:

	December 31, 2013	December 31, 2014
Principal	267,611	0
Less: debt discount, net (1)	(10)	0

Net carrying amount	267,601	0

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.